UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2009

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$ 44,196

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      389     6901 SH       SOLE                     6901
3M COMPANY                     COM              88579y101     1843    22295 SH       SOLE                    22295
ABBOTT LABORATORIES            COM              002824100     1836    34007 SH       SOLE                    34007
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      944    11645 SH       SOLE                    11645
ANADARKO PETROLEUM CORP.       COM              032511107     2509    40195 SH       SOLE                    40195
ASML HOLDING NV                COM              N07059186      663    19436 SH       SOLE                    19436
BERKSHIRE HATHAWAY CL A        COM              084670108      992       10 SH       SOLE                       10
BERKSHIRE HATHAWAY CL B        COM              084670207     2905      884 SH       SOLE                      884
CATERPILLAR INC.               COM              149123101     1326    23265 SH       SOLE                    23265
CHEVRON CORPORATION            COM              166764100      345     4478 SH       SOLE                     4478
CISCO SYSTEMS, INC.            COM              17275R102     1414    59067 SH       SOLE                    59067
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621     1066   103958 SH       SOLE                   103958
EMERSON ELECTRIC CO.           COM              291011104     1259    29544 SH       SOLE                    29544
EXXON MOBIL CORP.              COM              30231G102     2077    30458 SH       SOLE                    30458
GENERAL ELECTRIC CO.           COM              369604103     1922   127060 SH       SOLE                   127060
GENZYME CORPORATION            COM              372917104      387     7888 SH       SOLE                     7888
GOOGLE INC. CL A               COM              38259P508     2866     4622 SH       SOLE                     4622
HEWLETT PACKARD CO.            COM              428236103      542    10525 SH       SOLE                    10525
JOHNSON & JOHNSON              COM              478160104     2168    33667 SH       SOLE                    33667
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      284     4446 SH       SOLE                     4446
MEDTRONIC INC.                 COM              585055106     1819    41350 SH       SOLE                    41350
MICROSOFT CORP.                COM              594918104      430    14120 SH       SOLE                    14120
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1287    31020 SH       SOLE                    31020
NESTLE SPON ADR REPSTG REG SH  COM              641069406      307     6351 SH       SOLE                     6351
NEW ENGLAND BANCSHARES INC.    COM              643863202       77    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     1969    32389 SH       SOLE                    32389
PETROLEO BRAS VTG SPD ADR      COM              71654v408      538    11290 SH       SOLE                    11290
PLUM CREEK TIMBER CO. INC.     COM              729251108      980    25945 SH       SOLE                    25945
PROCTOR GAMBLE CO.             COM              742718109     2458    40539 SH       SOLE                    40539
QUALCOMM INC.                  COM              747525103      231     5000 SH       SOLE                     5000
ROCKVILLE FINANCIAL INC.       COM              774186100      105    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      382     6355 SH       SOLE                     6355
SCHLUMBERGER LTD ADR.          COM              806857108      414     6365 SH       SOLE                     6365
SPDR GOLD TRUST ETF            COM              78463v107      494     4600 SH       SOLE                     4600
SPECTRA ENERGY CORP.           COM              847560109      453    22085 SH       SOLE                    22085
UNITED TECHNOLOGIES CORP.      COM              913017109      222     3200 SH       SOLE                     3200
VANGUARD EMERGING MARKETS      COM              922042858      346     8450 SH       SOLE                     8450
VANGUARD EUROPEAN              COM              922042874     1399    28847 SH       SOLE                    28847
VANGUARD PACIFIC               COM              922042866     1768    34453 SH       SOLE                    34453
ZIMMER HOLDINGS, INC.          COM              98956p102      780    13194 SH       SOLE                    13194